Taxes on Income (Details) - Schedule of Deferred Tax Liabilities and Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Carryforward tax losses	$ 13,733	$ 9,494
Share-based compensation expenses	2,697	1,853
Research and development carryforward expenses	3,329	3,605
Allowance and other reserves	7,812	6,672
Operating lease liabilities	3,340	2,622
Total gross deferred tax assets	30,911	24,246
Less, Valuation Allowance	(26,326)	(19,735)
Total deferred tax assets	4,585	4,511
Deferred tax liabilities:
Operating lease ROU assets	(3,184)	(2,690)
Intangible assets	(1,253)	(1,539)
Others	(148)	(826)
Total gross deferred tax liabilities	(4,585)	(5,055)
Net deferred tax assets (liabilities)		$ (544)